Derivatives - Forecast principal balances on which interest cash flows are expected to arise (commentary) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	$ 1,793,000,000	$ 3,215,000,000
Fair value of hedging liabilities	3,895,000,000	5,049,000,000
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss	0	0	$ 0
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	(5,000,000)	(5,000,000)	$ 15,000,000
Fair value of hedging assets	769,000,000	1,990,000,000
Fair value of hedging liabilities	1,057,000,000	1,294,000,000
Notional	88,316,000,000	116,308,000,000
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	4,000,000	137,000,000
Fair value of hedging liabilities	71,000,000	7,000,000
Notional	$ 5,000,000,000	$ 3,544,000,000